Income Tax Provision (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss forwards	$ 3,581,474	$ 2,681,541
Future taxable income description	Future taxable income through 2036
Net deferred tax assets	$ 1,100,710	$ 911,724
Effective tax rate	21.00%	34.00%